Revenue - Additional Information (Details) £ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2021 USD ($)	May 31, 2021 GBP (£)	May 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Upfront payments received	£ 76,748		£ 68,379		£ 17,993
Collaboration Agreement With Mallinckrodt
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	8,700
Upfront payments received					16,400					$ 20
Milestone payment received	2,900	$ 4	1,400		1,700
AstraZeneca collaboration
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,700
Upfront payments received			17,100				£ 30,800	$ 40	$ 20
Collaboration Agreement with Hansoh
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Upfront payments received	10,700					$ 16
Additional development, regulatory and commercial milestone payments | $						$ 1,300
Collaboration Agreement with Takeda
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Milestone payment received			1,600	$ 2
Royalty Income
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	392		226		73
Royalty Income | Alnylam
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	300
Research Collaboration Income
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	£ 12,023		£ 5,253		£ 171